SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Maturity date	10 years
Wighted-average fair value of stock options granted	$ 0.28
Medmen Enterprises Inc. [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Wighted-average fair value of stock options granted		$ 0.17	$ 1.34
Granted an entitlement		$ 31,632,112	$ 7,443,954
Medmen Enterprises Inc. [Member] | Share Based Compensation [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Wighted-average fair value of stock options granted			$ 0.98
Weighted-average remaining contractual life		5 years 4 months 24 days	7 years 6 months